Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Effective Income Tax for Continuing Operations from Statutory Canadian Tax Rates
The effective income tax rate for operations in the consolidated statements of income differs from statutory Canadian tax rates as a result of the following:

	For the year ended December 31,
	2025	2024
	%	%
Income tax expense at statutory Canadian rates	25.8	25.0
Increase (decrease) resulting from:
Rate differential on foreign income	(2.1)	(2.5)
Research and development and other tax credits	(0.6)	(0.8)
Non-deductible expenses and non-taxable income	0.7	0.7
Adjustments to prior year tax returns	0.1	(0.1)
	23.9	22.3

Schedule of Major Components of Current and Deferred Income Tax Expense from Continuing Operations
Current income tax expense of $122.7 (2024 - $146.2) are from ongoing operations and major components of deferred income tax are as follows:

	For the year ended December 31,
	2025	2024
	$	$
Origination and reversal of timing differences	20.8	(45.2)
Unrecognized tax losses and temporary differences and other	7.1	2.8
Deferred income tax expense (recovery)	27.9	(42.4)

Schedule of Significant Components of Net Deferred Income Tax Assets (Liabilities) and Reconciliation of Net Deferred Tax Assets (Liabilities)
Significant components of net deferred tax assets (liabilities) are as follows:

	December 31, 2025	December 31, 2024
	$	$
Deferred tax assets (liabilities)
Lease liabilities	176.8	158.0
Differences in timing of taxability of revenue and deductibility of expenses	165.4	198.7
Loss and tax credit carryforwards	42.0	36.6
Other	2.0	2.9
Employee defined benefit plan	(21.5)	(16.9)
Carrying value of property and equipment in excess of tax cost	(8.9)	(24.7)
Carrying value of intangible assets in excess of tax cost	(182.1)	(192.8)
Lease assets	(130.9)	(106.1)
	42.8	55.7

The following is a reconciliation of net deferred tax assets (liabilities):

	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of the year	55.7	66.2
Tax (expense) recovery during the year recognized in net income	(27.9)	42.4
Impact of foreign exchange	(6.4)	3.5
Tax effect on equity items	(1.7)	0.6
Deferred taxes acquired through business combinations	23.1	(57.0)
Balance, end of the year	42.8	55.7

Schedule of Loss Carryforwards and Deductible Temporary Differences
At December 31, 2025, all loss carryforwards and deductible temporary differences available to reduce the taxable income of Canadian, US, and foreign subsidiaries were recognized in the consolidated financial statements, except as noted below.

	December 31, 2025	December 31, 2024
	$	$
Non-capital tax losses:
Expire (2025 to 2044)	6.2	7.2
Never expire	58.5	31.2
	64.7	38.4
Capital tax losses:
Never expire	0.4	7.6
	65.1	46.0